STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance, value at Dec. 31, 2012	$ (23,093,231)	$ 116	$ 9,622,251	$ (32,715,598)
Beginning balance, shares at Dec. 31, 2012		115,510
Issuance of common stock and warrants, net (in shares)	0
Employee stock option expense	111,091		111,091
Net loss for the year	(9,561,280)			(9,561,280)
Ending balance, value at Dec. 31, 2013	(32,543,420)	116	9,733,342	(42,276,878)
Beginning balance, shares at Dec. 31, 2013		115,510
Issuance of common stock and warrants, net (in shares)		1,150,000
Issuance of common stock and warrants, net	6,375,837	1,150	6,374,687
Exercise of common stock warrants	31,600	158	31,442
Exercise of common stock warrants (in shares)		158,000
Employee stock option expense	280,958		297,244
Conversion of preferred stock into common stock (in shares)		3,662,948
Conversion of preferred stock into common stock	41,135,411	3,662	41,131,749
Derivative liability on warrants issued and exercised	(1,602,467)		(1,602,467)
Modification of warrants	25,063		25,063
Net loss for the year	(21,727,818)			(21,727,818)
Ending balance, value at Dec. 31, 2014	$ (8,008,550)	$ 5,086	$ 55,991,060	$ (64,004,696)
Ending balance, Shares at Dec. 31, 2014		5,086,458